Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Summary of financial instruments

The following table summarizes the carrying value relating to Vermilion’s financial instruments:

	As at Dec 31, 2024				As at Dec 31, 2023
			Amortized				Amortized
($M)	FVTPL	FVTOCI	Cost	Total	FVTPL	FVTOCI	Cost	Total
Cash and cash equivalents	131,730	—	—	131,730	141,456	—	—	141,456
Derivative assets	54,239	—	—	54,239	389,899	—	—	389,899
Investments(1)	—	—	—	—	—	73,261	—	73,261
Derivative liabilities	(138,980)	—	—	(138,980)	(21,782)	—	—	(21,782)
Accounts receivable	—	—	298,493	298,493	—	—	242,926	242,926
Accounts payable and accrued liabilities	—	—	(425,410)	(425,410)	—	—	(380,370)	(380,370)
Dividends payable	—	—	(18,521)	(18,521)	—	—	(16,227)	(16,227)
Lease obligations	—	—	(54,991)	(54,991)	—	—	(33,001)	(33,001)
Long-term debt (2)	—	—	(963,456)	(963,456)	—	—	(914,015)	(914,015)

Summary of increase (decrease) to net earnings before tax

The following table summarizes the increase (positive values) or decrease (negative values) to net loss before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2024	Dec 31, 2023
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	4,893	5,855
$0.01 decrease in strength of the Canadian dollar against the Euro	(4,893)	(5,855)

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	4,209	6,816
$0.01 decrease in strength of the Canadian dollar against the US $	(4,209)	(6,816)

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	(13,370)	(27,573)
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	13,370	27,573

Commodity price risk - European natural gas
€ 5.0/GJ increase in European natural gas price used to determine the fair value of derivatives	(428,223)	(256,731)
€ 5.0/GJ decrease in European natural gas price used to determine the fair value of derivatives	310,629	262,862

Share price risk - Equity swaps
$1.00 increase from initial share price of the equity swap	3,750	3,750
$1.00 decrease from initial share price of the equity swap	(3,750)	(3,750)

Schedule of undiscounted non-derivative financial liabilities and their contractual maturities

The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2024	155,444	639,211	28,120	35,624
December 31, 2023	134,381	235,396	26,820	430,993